American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 28, 2025

International Growth Fund - Schedule of Investments
FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Australia — 1.9%
CSL Ltd.	172,650	28,140,650
NEXTDC Ltd.(1)	1,318,408	11,038,590
Xero Ltd.(1)	118,890	12,752,121
		51,931,361
Austria — 0.3%
Erste Group Bank AG	134,300	9,020,952
Belgium — 0.5%
UCB SA(2)	70,170	13,259,275
Brazil — 0.2%
NU Holdings Ltd., Class A(1)	535,200	5,753,400
Canada — 4.3%
Cameco Corp.	103,610	4,562,985
Canadian Pacific Kansas City Ltd.	205,780	16,028,580
Capstone Copper Corp.(1)	2,969,870	16,401,770
Element Fleet Management Corp.	409,650	8,194,416
GFL Environmental, Inc.	490,870	22,167,689
Intact Financial Corp.	142,050	27,987,802
Shopify, Inc., Class A(1)	167,480	18,758,223
		114,101,465
China — 0.8%
GDS Holdings Ltd., ADR(1)(2)	198,996	7,571,798
Trip.com Group Ltd., ADR(1)	229,070	12,983,687
		20,555,485
Denmark — 3.7%
Novo Nordisk AS, Class B	914,406	82,951,804
Pandora AS	86,970	15,358,845
		98,310,649
France — 15.8%
Accor SA	323,290	16,191,516
Air Liquide SA	340,085	62,405,775
Airbus SE	216,300	37,481,161
Bureau Veritas SA	631,110	18,979,644
Cie de Saint-Gobain SA	231,640	23,180,842
Dassault Systemes SE	494,540	19,610,764
EssilorLuxottica SA	124,940	37,410,476
Hermes International SCA	12,020	34,310,253
L'Oreal SA	58,740	21,596,661
LVMH Moet Hennessy Louis Vuitton SE	41,761	30,174,794
Publicis Groupe SA	139,470	13,850,588
Safran SA	83,480	21,858,011
Schneider Electric SE	188,807	46,386,944
Societe Generale SA	1,001,150	41,009,449
		424,446,878
Germany — 10.7%
adidas AG	67,840	17,340,620
Infineon Technologies AG	627,331	23,269,637
Rheinmetall AG	17,530	18,513,683
SAP SE	409,950	113,761,580
Siemens AG	133,550	30,640,053

Siemens Energy AG(1)	619,890	35,647,717
Symrise AG	277,660	27,937,748
Zalando SE(1)	546,540	19,685,663
		286,796,701
Hong Kong — 2.2%
AIA Group Ltd.	1,970,800	15,132,559
Hong Kong Exchanges & Clearing Ltd.	348,300	15,700,658
Techtronic Industries Co. Ltd.	1,999,000	27,975,411
		58,808,628
India — 0.5%
MakeMyTrip Ltd.(1)	131,200	12,629,312
Indonesia — 0.6%
Bank Central Asia Tbk. PT	29,253,400	14,907,405
Ireland — 1.4%
Kerry Group PLC, A Shares	360,950	37,954,328
Israel — 0.5%
Global-e Online Ltd.(1)	298,290	12,713,120
Italy — 2.3%
Ferrari NV(2)	101,320	47,646,119
Saipem SpA(1)	5,960,740	13,733,870
		61,379,989
Japan — 18.8%
Advantest Corp.	114,700	6,427,435
ARM Holdings PLC, ADR(1)(2)	87,040	11,462,298
Asics Corp.	634,800	14,214,952
Fast Retailing Co. Ltd.	90,400	27,591,017
Fujikura Ltd.	369,800	15,433,736
Hirose Electric Co. Ltd.	67,700	7,902,714
Hitachi Ltd.	2,099,100	53,350,934
Hoya Corp.	220,800	25,923,859
Keyence Corp.	131,300	52,372,572
Kobe Bussan Co. Ltd.(2)	507,000	11,205,382
Mitsubishi Heavy Industries Ltd.	2,210,900	29,688,885
MonotaRO Co. Ltd.(2)	1,225,800	20,592,307
NEC Corp.	306,200	29,888,622
NTT Data Group Corp.	1,131,400	21,092,406
Obic Co. Ltd.	484,200	13,913,947
Pan Pacific International Holdings Corp.	360,800	9,612,010
Rakuten Bank Ltd.(1)	512,600	19,319,125
Recruit Holdings Co. Ltd.	422,800	25,203,292
Sony Group Corp.	1,282,300	32,078,390
Sumitomo Mitsui Financial Group, Inc.	1,780,900	45,336,810
Terumo Corp.(2)	1,779,900	31,781,698
		504,392,391
Netherlands — 5.7%
Adyen NV(1)	21,800	39,793,785
ASML Holding NV	98,920	70,358,909
DSM-Firmenich AG	233,369	25,008,292
Heineken NV	200,650	16,949,244
		152,110,230
Spain — 1.3%
Cellnex Telecom SA	184,320	6,566,197
Iberdrola SA	2,037,192	29,416,144
		35,982,341

Sweden — 0.9%
Hexagon AB, B Shares	2,129,760	24,559,920
Switzerland — 8.2%
Alcon AG	156,610	14,611,688
Cie Financiere Richemont SA, Class A	177,640	36,400,740
Galderma Group AG(1)	226,015	27,565,954
Lonza Group AG	62,320	39,569,874
On Holding AG, Class A(1)	306,070	14,838,274
Partners Group Holding AG	16,860	24,965,651
UBS Group AG	1,198,220	41,518,105
Zurich Insurance Group AG	31,560	20,851,347
		220,321,633
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	768,000	23,424,763
United Kingdom — 16.5%
Ashtead Group PLC	146,640	8,936,099
AstraZeneca PLC	594,260	89,910,619
BAE Systems PLC	883,790	15,803,544
Barclays PLC	15,888,160	62,716,338
BP PLC	2,090,730	11,503,936
Compass Group PLC	1,035,660	36,254,255
Diageo PLC	445,930	12,209,296
Experian PLC	618,010	29,440,237
Haleon PLC	6,413,631	32,297,875
London Stock Exchange Group PLC	453,135	67,756,188
RELX PLC	937,070	45,287,054
Segro PLC	1,899,741	16,891,559
Unilever PLC	253,900	14,386,186
		443,393,186
United States — 1.3%
CRH PLC	353,160	36,205,963
TOTAL COMMON STOCKS (Cost $1,925,987,212)		2,662,959,375
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	42,525	42,525
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,408,724	11,408,724
		11,451,249
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $1,753,004), in a joint trading account at 4.32%, dated 2/28/25, due 3/3/25 (Delivery value $1,718,079)		1,717,461
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $11,975,983), at 4.34%, dated 2/28/25, due 3/3/25 (Delivery value $11,745,246)		11,741,000
		13,458,461
TOTAL SHORT-TERM INVESTMENTS (Cost $24,909,710)		24,909,710
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,950,896,922)		2,687,869,085
OTHER ASSETS AND LIABILITIES — (0.2)%		(6,427,458)
TOTAL NET ASSETS — 100.0%		$2,681,441,627

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.5%
Information Technology	17.5%
Financials	16.8%
Health Care	15.8%
Consumer Discretionary	14.5%
Materials	6.3%
Consumer Staples	4.3%
Energy	1.1%
Utilities	1.1%
Communication Services	0.8%
Real Estate	0.6%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $19,882,734. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,546,717, which includes securities collateral of $9,137,993.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$5,753,400	—	—
Canada	26,730,674	$87,370,791	—
China	20,555,485	—	—
India	12,629,312	—	—
Israel	12,713,120	—	—
Japan	11,462,298	492,930,093	—
Switzerland	14,838,274	205,483,359	—
United States	36,205,963	—	—
Other Countries	—	1,736,286,606	—
Short-Term Investments	11,451,249	13,458,461	—
	$152,339,775	$2,535,529,310	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.